Long-Term Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long-Term Debt
LONG-TERM DEBT

(in millions)	Maturity Date	2018	2017
ITC
Secured US First Mortgage Bonds -
4.51% weighted average fixed rate (2017 - 4.67%)	2020-2055	$2,652	$2,063
Secured US Senior Notes -
4.19% weighted average fixed rate (2017 - 4.19%)	2040-2046	648	596
Unsecured US Senior Notes -
3.91% weighted average fixed rate (2017 - 3.91%)	2020-2043	3,751	3,451
Unsecured US Shareholder Note -
6.00% fixed rate (2017 - 6.00%)	2028	271	250
Unsecured US Term Loan Credit Agreement -
2.03% weighted average variable rate	n/a	—	63
UNS Energy
Unsecured US Tax-Exempt Bonds - 4.66% weighted
average fixed and variable rate (2017 - 4.04%)	2020-2040	654	773
Unsecured US Fixed Rate Notes -
4.38% weighted average fixed rate (2017 - 4.26%)	2021-2048	1,943	1,411
Central Hudson
Unsecured US Promissory Notes - 4.43% weighted
average fixed and variable rate (2017 - 4.28%)	2019-2057	938	770
FortisBC Energy
Unsecured Debentures -
5.03% weighted average fixed rate (2017 - 5.13%)	2026-2048	2,595	2,395
FortisAlberta
Unsecured Debentures -
4.64% weighted average fixed rate (2017 - 4.70%)	2024-2052	2,185	2,035
FortisBC Electric
Secured Debentures -
8.80% fixed rate (2017 - 8.80%)	2023	25	25
Unsecured Debentures -
5.05% weighted average fixed rate (2017 - 5.05%)	2021-2050	710	710
Other Electric
Secured First Mortgage Sinking Fund Bonds -
6.14% weighted average fixed rate (2017 - 6.14%)	2020-2057	578	585
Secured First Mortgage Bonds -
5.66% weighted average fixed rate (2017 - 6.19%)	2025-2061	220	195
Unsecured Senior Notes -
4.45% weighted average fixed rate (2017 - 6.11%)	2041-2048	152	104
Unsecured US Senior Loan Notes and Bonds - 4.76% weighted
average fixed and variable rate (2017 - 4.80%)	2020-2048	584	525
Corporate
Unsecured US Senior Notes and Promissory Notes -
3.41% weighted average fixed rate (2017 - 3.41%)	2019-2044	4,398	4,046
Unsecured Debentures -
6.50% weighted average fixed rate (2017 - 6.50%)	2039	200	200
Unsecured Senior Notes - 2.85% fixed rate (2017 - 2.85%)	2023	500	500
Long-term classification of credit facility borrowings		1,066	671
Fair value adjustment - ITC acquisition		161	167
Total long-term debt (Note 28)		24,231	21,535
Less: Deferred financing costs and debt discounts		(146)	(139)
Less: Current installments of long-term debt		(926)	(705)
		$23,159	$20,691

Most long-term debt at the Corporation's regulated utilities is redeemable at the option of the respective utility at the greater of par or a specified price, together with accrued and unpaid interest. Security, if provided, is typically through a fixed or floating first charge on specific assets of the utility.

The Corporation's unsecured debentures and senior notes are redeemable at the option of Fortis at the greater of par or a specified price together with accrued and unpaid interest.

Certain long-term debt at the Corporation has covenants restricting the issuance of additional debt such that consolidated debt cannot exceed 70% of the Corporation's consolidated capital structure.

One long-term debt obligation at the Corporation has a covenant which provides that Fortis shall not declare or pay any dividends, other than stock dividends or cumulative preferred dividends on preference shares not issued as stock dividends, make any other distribution on its shares, redeem any of its shares or prepay subordinated debt if, immediately thereafter, its consolidated funded obligations would exceed 75% of its total consolidated capitalization.

Long-Term Debt Issuances

(in millions, except %)	Month Issued	Interest Rate (%)	Maturity	Amount		Use of Proceeds
ITC
First mortgage bonds	March	4.00	2053	US	225	(1) (2) (3) (4)
First mortgage bonds	November	4.32	2051	US	175	(2) (3) (4)
UNS Energy
Unsecured notes	November	4.85	2048	US	300	(1) (4)
Central Hudson
Unsecured notes	June	4.27	2048	US	25	(3) (4)
Unsecured notes	October	3.99	2026	US	40	(1) (3) (4)
Unsecured notes	October	4.21	2033	US	40	(1) (3) (4)
FortisBC Energy
Unsecured debentures	December	3.85	2048	200		(2) (4)
FortisAlberta
Unsecured debentures	September	3.73	2048	150		(2) (4)
FortisOntario
Unsecured notes	August	4.10	2048	100		(1) (4)
Maritime Electric
First mortgage bonds	December	4.15	2058	40		(2) (4)
FortisTCI
Unsecured notes	February	(5)	2023	US	25	(6)
Unsecured non-revolving term loan (7)	September	(5)	2025	US	5	(4)

(1)	Repay maturing long-term debt

(2)	Repay credit facility borrowings

(3)	Finance capital expenditures

(4)	General corporate purposes

(5)	Floating rate of a one-month LIBOR plus a spread of 1.75%

(6)	Repay a hurricane-related emergency standby loan

(7)	Maximum amount of borrowings under this agreement is US$10 million.

Long-Term Debt Repayments

The consolidated requirements to meet principal repayments and maturities in each of the next five years and thereafter are as follows.

Total
(year)	(in millions)
2019	$926
2020	731
2021	1,324
2022	1,125
2023	1,605
Thereafter	18,520
$24,231

Credit Facilities

As at December 31, 2018, the Corporation and its subsidiaries had consolidated credit facilities of approximately $5.2 billion, of which approximately $3.9 billion was unused, including $1.0 billion unused under the Corporation's committed revolving corporate credit facility.

The following summarizes the credit facilities of the Corporation and its subsidiaries.

(in millions)	Regulated Utilities	Corporate and Other	2018	2017
Total credit facilities	$3,780	$1,385	$5,165	$4,952
Credit facilities utilized:
Short-term borrowings (1)	(60)	—	(60)	(209)
Long-term debt (including current portion) (2)	(731)	(335)	(1,066)	(671)
Letters of credit outstanding	(65)	(54)	(119)	(129)
Credit facilities unutilized	$2,924	$996	$3,920	$3,943
(1)    The weighted average interest rate was approximately 4.2% (December 31, 2017 - 1.8%).

(2)	The weighted average interest rate was approximately 3.3% (December 31, 2017 - 2.5%). The current portion was $735 million (December 31, 2017 - $312 million).

Credit facilities are syndicated primarily with large banks in Canada and the United States, with no one bank holding more than 20% of the total facilities. Approximately $5.0 billion of the total credit facilities are committed facilities with maturities ranging from 2019 through 2023.

Consolidated credit facilities of approximately $5.2 billion as at December 31, 2018 are itemized below.

(in millions)	Amount		Maturity
Unsecured committed revolving credit facilities
Regulated utilities
ITC (1)	US	900	October 2022
UNS Energy	US	500	October 2022
Central Hudson	US	250	(2)
FortisBC Energy	700		August 2023
FortisAlberta	250		August 2023
FortisBC Electric	150		April 2023
Other Electric	190		(3)
Other Electric	US	50	January 2020
Corporate and Other	1,350		(4)
Other facilities
Central Hudson - uncommitted credit facility	US	40	n/a
FortisBC Electric - unsecured demand overdraft facility	10		n/a
Other Electric - unsecured demand facilities	25		n/a
Other Electric - unsecured demand facility and emergency standby loan	US	60	April 2019
Corporate and Other - unsecured non-revolving facility	35		n/a

(1)	ITC also has a US$400 million commercial paper program, under which no amounts were outstanding as at December 31, 2018.

(2)	US$50 million in July 2020 and US$200 million in October 2020

(3)	$50 million in February 2019, $40 million in June 2021, and $100 million in August 2023

(4)	$1.3 billion in July 2023, with the option to increase by an amount up to $500 million, and $50 million in April 2021